STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income
Interest income	$ 1,263	$ 1,314
Miscellaneous income	36,121	26,839
Total income	37,384	28,153
Share of income from operating limited partnerships	2,331,584	863,845
Expenses
Professional fees	146,822	138,830
Partnership management fee	350,343	512,179
General and administrative expenses	106,926	119,755
Total Expenses	604,091	770,764
NET INCOME (LOSS)	1,764,877	121,234
Net income (loss) allocated to general partner	17,647	1,213
Net income (loss) allocated to assignees	1,747,230	120,021
Net income (loss) per BAC (in dollars per share)	$ 0.09	$ 0.01
Series Seven [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) per BAC (in dollars per share)	$ 0	$ 0
Series Nine [Member]
Income
Interest income	118	249
Miscellaneous income	0	682
Total income	118	931
Share of income from operating limited partnerships	81,372	215,680
Expenses
Professional fees	25,791	25,421
Partnership management fee	72,639	89,763
General and administrative expenses	20,710	24,059
Total Expenses	119,140	139,243
NET INCOME (LOSS)	(37,650)	77,368
Net income (loss) allocated to general partner	(377)	774
Net income (loss) allocated to assignees	(37,273)	76,594
Net income (loss) per BAC (in dollars per share)	$ (0.01)	$ 0.02
Series Ten [Member]
Income
Interest income	199	270
Miscellaneous income	10,350	3,790
Total income	10,549	4,060
Share of income from operating limited partnerships	250,276	67,526
Expenses
Professional fees	21,040	21,029
Partnership management fee	48,410	80,719
General and administrative expenses	17,249	19,815
Total Expenses	86,699	121,563
NET INCOME (LOSS)	174,126	(49,977)
Net income (loss) allocated to general partner	1,741	(500)
Net income (loss) allocated to assignees	172,385	(49,477)
Net income (loss) per BAC (in dollars per share)	$ 0.07	$ (0.02)
Series Eleven [Member]
Income
Interest income	164	172
Miscellaneous income	6,895	5,019
Total income	7,059	5,191
Share of income from operating limited partnerships	13,811	101,525
Expenses
Professional fees	24,450	23,494
Partnership management fee	74,939	86,686
General and administrative expenses	16,741	18,949
Total Expenses	116,130	129,129
NET INCOME (LOSS)	(95,260)	(22,413)
Net income (loss) allocated to general partner	(953)	(224)
Net income (loss) allocated to assignees	(94,307)	(22,189)
Net income (loss) per BAC (in dollars per share)	$ (0.04)	$ (0.01)
Series Twelve [Member]
Income
Interest income	285	203
Miscellaneous income	1,188	1,188
Total income	1,473	1,391
Share of income from operating limited partnerships	784,434	160,100
Expenses
Professional fees	26,225	26,219
Partnership management fee	45,775	63,473
General and administrative expenses	20,273	22,239
Total Expenses	92,273	111,931
NET INCOME (LOSS)	693,634	49,560
Net income (loss) allocated to general partner	6,936	496
Net income (loss) allocated to assignees	686,698	49,064
Net income (loss) per BAC (in dollars per share)	$ 0.23	$ 0.02
Series Fourteen [Member]
Income
Interest income	497	420
Miscellaneous income	17,688	16,160
Total income	18,185	16,580
Share of income from operating limited partnerships	1,201,691	319,014
Expenses
Professional fees	49,316	42,667
Partnership management fee	108,580	191,538
General and administrative expenses	31,953	34,693
Total Expenses	189,849	268,898
NET INCOME (LOSS)	1,030,027	66,696
Net income (loss) allocated to general partner	10,300	667
Net income (loss) allocated to assignees	$ 1,019,727	$ 66,029
Net income (loss) per BAC (in dollars per share)	$ 0.18	$ 0.01